Derivatives - narrative items (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives Fair Value [Line Items]
Derivative, Fair Value, Net	$ 5,293	$ 14,757
Derivatives designated as hedges [Member]
Derivatives Fair Value [Line Items]
Derivative, Fair Value, Net		9,305
Foreign exchange forward contracts | Derivatives designated as hedges [Member]
Derivatives Fair Value [Line Items]
Derivative, Fair Value, Net		9,305
Other Comprehensive Income (Loss) [Member] | Foreign exchange forward contracts | Derivatives designated as hedges [Member]
Derivatives Fair Value [Line Items]
Derivative, Fair Value, Net	$ 6,000	$ (9,000)